UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Estate Counselors, LLC
Address:  414 N. Main Street
          Thiensville, WI 53092

Form 13F File Number:  028-15056

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Garrett M. Alabado
Title:    Investment Specialist
Phone:    (262) 238-6996

Signature, Place, and Date of Signing:

    /s/ Garrett M. Alabado            Thiensville, WI            April 2, 2013
    ----------------------            ---------------            -------------
         [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           60
                                         -----------

Form 13F Information Table Value Total:  $   148,612
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                COLUMN 1                 COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                         TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
             NAME OF ISSUER               CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
---------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ -------
ADVANTAGE OIL & GAS LTD COM NPV ISIN
  #CA00765F1018 SEDOL #B66PKS8           COM      00765F101         110      30,060 SH       Sole                             30,060
ISHARES CORE TOTAL US BOND MARKET ETF    ETF      464287226       1,681      15,185 SH       Sole                             15,185
POWERSHARES EXCHANGE TRADED FD TR II
  SENIOR LN PORT NYSE ARCA INC           ETF      73936Q769         459      18,300 SH       Sole                             18,300
VANGUARD BD INDEX FD INC SHORT TERM BD
  ETF                                    ETF      921937827       1,046      12,920 SH       Sole                             12,920
SPDR SERIES TRUST BARCLAYS INTL ETF      ETF      78464A516       6,280     152,270 SH       Sole                            152,270
CALAMOS CONV OPPORTU NITIES & INCOME FD  COM      128117108         293      23,220 SH       Sole                             23,220
ISHARES BARCLAYS INTERMEDIATE CR BD FD   ETF      464288638       2,681      24,125 SH       Sole                             24,125
POWERSHARES DB MULTI SECTOR COMMODITY
  TR POWER SHARES DB AGRIC FD COM UNIT   ETF      73936B408         471      18,190 SH       Sole                             18,190
ISHARES TR DOW JONES SELECT DIVID INDEX
  FD                                     ETF      464287168         422       6,657 SH       Sole                              6,657
SPDR GOLD TR GOLD SHS                    ETF      78463V107       6,188       5,127 SH       Sole                              5,127
ISHARES TR COHEN & STEERS REALTY MAJORS
  INDEX FD                               ETF      464287564         263       3,193 SH       Sole                              3,193
ISHARES TR DOW JONES EPAC SELECT
  DIVIDEND INDEX FD                      ETF      464288448         814      23,850 SH       Sole                             23,850
ISHARES TR DOW JONES US PHARMACEUTICALS
  INDEX FD                               ETF      464288836       1,671      17,420 SH       Sole                             17,420
ISHARES CORE S&P MID-CAP ETF             ETF      464287507         572       4,975 SH       Sole                              4,975
ISHARES CORE S&P SMALL-CAP ETF           ETF      464287804       1,287      14,782 SH       Sole                             14,782
SPDR SER TR BARCLAYS CAP TIPS ETF        ETF      78464A656       1,650      27,310 SH       Sole                             27,310
ISHARES TR RUSSELL 1000 VALUE INDEX FD   ETF      464287598       1,121      13,807 SH       Sole                             13,807
ISHARES TR RUSSELL 2000 INDEX FD         ETF      464287655       8,242      87,279 SH       Sole                             87,279
ISHARES TR RUSSELL MIDCAP INDEX FD       ETF      464287499       1,036       8,140 SH       Sole                              8,140
ISHARES TR S&P GLOBAL HEALTHCARE SECTOR
  INDEX FD                               ETF      464287325         638       8,650 SH       Sole                              8,650
ISHARES TR S&P GLOBAL
  TELECOMMUNICATIONS SECTOR INDEX FD     ETF      464287275         443       7,400 SH       Sole                              7,400
ISHARES TR DOW JONES U S ENERGY SECTOR
  INDEX FD                               ETF      464287796         327       7,250 SH       Sole                              7,250
ISHARES TR DOW JONES U S REAL ESTATE
  INDEX FD                               ETF      464287739       6,647      95,670 SH       Sole                             95,670
ISHARES TR S&P GLOBAL UTILITIES INDEX FD ETF      464288711         286       6,620 SH       Sole                              6,620
ISHARES IBOXX $ INVESTOP INVESTMENT
  GRADE CORP BD FUND                     ETF      464287242       3,484      29,060 SH       Sole                             29,060
SPDR S&P MIDCAP 400 ETF TR UNIT SER 1
  STANDARD & POORS DEP RCPT              ETF      78467Y107       2,196      10,470 SH       Sole                             10,470
ISHARES S&P NATL AMT FREE MUNI BND FND   ETF      464288414       8,339      75,690 SH       Sole                             75,690
POWERSHARES EXCHANGE TRADED FD TR
  DYNAMIC FOOD & BEVERAGE PORTFOLIO      ETF      73935X849         607      25,850 SH       Sole                             25,850
ISHARES TR S&P U S PFD STK INDEX FD      ETF      464288687         450      11,100 SH       Sole                             11,100
POWERSHARES EXCHANGE TRADED FD TR
  DYNAMIC PHARMACEUTICALS PORTFOLIO      ETF      73935X799         533      13,490 SH       Sole                             13,490
POWERSHARES GLOBAL EXCHANGE TRADED I-30
  LADDERED TREASURY PORTFOLIO ISIN
  #US73936T5240 SEDOL #B68TXM3           ETF      73936T524       1,575      48,920 SH       Sole                             48,920
POWERSHARES QQQ TR UNIT SER 1            ETF      73935A104       5,685      82,420 SH       Sole                             82,420
SPDR SER TR NUVEEN BARCLAYS SHORT TERM
  MUN BD ETF                             ETF      78464A425       1,110      45,600 SH       Sole                             45,600
ISHARES BARCLAYS SHORT TREAS BD FD       ETF      464288679         936       8,490 SH       Sole                              8,490
ISHARES BARCLAYS 1-3 YEAR TREASURY BD FD ETF      464287457       1,560      18,470 SH       Sole                             18,470
SPDR S&P 500 ETF TRUST UNIT SER 1 S&P    ETF      78462F103       4,188      26,732 SH       Sole                             26,732
ISHARES BARCLAYS TREAS INFLATION
  PROTECTED SECS FD                      ETF      464287176       9,464      78,039 SH       Sole                             78,039
TORTOISE ENERGY CAP CORP COM             COM      89147U100         473      14,500 SH       Sole                             14,500
POWERSHARES DB U S DLR INDEX TR
  POWERSHARES DB US$ INDEX BULLISH FD
  COM UNIT                               ETF      73936D107       4,124     182,465 SH       Sole                            182,465
VANGUARD INDEX FDS VANGUARD SMALL CAP
  VIPERS FORMERLY VANGUARD INDEX TR      ETF      922908751       2,433      26,689 SH       Sole                             26,689
VANGUARD SCOTTSDALE FDS SHORT TERM CORP  ETF      92206C409       4,261      53,040 SH       Sole                             53,040
VANGUARD SECTOR INDEX FDS VANGUARD
  CONSUMER STAPLES VIPERS                ETF      92204A207       5,481      54,410 SH       Sole                             54,410
VANGUARD SPECIALIZED PORTFOLIOS DIV
  APPRECIATION INDEX FD VIPER SHS        ETF      921908844         686      10,440 SH       Sole                             10,440
VANGUARD MORTGAGE BACKED SECURITIES ETF  ETF      92206C771         342       6,555 SH       Sole                              6,555
VANGUARD INDEX FDS VANGUARD MID CAP
  VIPERS FORMERLY VANGUARD INDEX TR      ETF      922908629       8,050      86,661 SH       Sole                             86,661
VANGUARD SECTOR INDEX FDS VANGUARD
  UTILS VIPERS                           ETF      92204A876       1,235      14,570 SH       Sole                             14,570
VANGUARD INDEX FDS VANGUARD TOTAL STK
  MKT ETF                                ETF      922908769         272       3,365 SH       Sole                              3,365
SPDR SER TR DB INTL GOVT INFLATION
  PROTECTED                              ETF      78464A490       6,484     104,430 SH       Sole                            104,430
SECTOR SPDR TR SHS BEN INT ENERGY        ETF      81369Y506       2,291      28,887 SH       Sole                             28,887
SECTOR SPDR TR SHS BEN INT CONSUMER
  STAPLES                                ETF      81369Y308         909      22,865 SH       Sole                             22,865
SECTOR SPDR TR SHS BEN INT UTILITIES     ETF      81369Y886      10,224     261,494 SH       Sole                            261,494
SELECT SECTOR SPDR TR HEALTH CARE
  FORMERLY CONSUMER SVCS TO 06/24/2002   ETF      81369Y209       1,585      34,460 SH       Sole                             34,460
SPDR SER TR S&P PHARMACEUTICALS ETF      ETF      78464A722       5,054      80,000 SH       Sole                             80,000
ISHARES TR RUSSELL 2000 INDEX FD         ETF      1673119FZ         336          40 SH  CALL Sole                                 40
POWERSHARES QQQ TR UNIT SER 1            ETF      1675009PJ       1,102         167 SH  CALL Sole                                167
POWERSHARES QQQ TR UNIT SER 1            ETF      1675009RL       2,446         365 SH  CALL Sole                                365
POWERSHARES QQQ TR UNIT SER 1            ETF      1675009VP         297          43 SH  CALL Sole                                 43
SPDR S&P 500 ETF TRUST UNIT SER 1 S&P    ETF      1675809XV         758          53 SH  CALL Sole                                 53
SPDR S&P 500 ETF TRUST UNIT SER 1 S&P    ETF      1675809EA       4,795         333 SH  CALL Sole                                333
SPDR S&P 500 ETF TRUST UNIT SER 1 S&P    ETF      1675809KG         218          15 SH  CALL Sole                                 15